Contract Balances (Tables)	12 Months Ended
Dec. 31, 2025
Contract Balances [Abstract]
Schedule of Related to Enforceable Contracts

The following table presents the balances related to enforceable contracts as of December 31, 2025 and 2024:

	2025	2024
Contract balances:
Accounts receivable	$568,531,499	$265,864,685
Contract assets	$–	$–
Contract liabilities	$753,251	$450,360

Schedule of Contract Liabilities

The following table presents the changes in contract liabilities for the years ended December 31, 2025 and 2024:

	2025	2024
Contract liabilities as of beginning of year	$450,360	$326,044
Revenue recognized from prior year contract liabilities	(450,360)	(326,044)
Net increase in contract liabilities during the year	753,251	450,360
Contract liabilities as of end of year	$753,251	$450,360